Income Taxes, Summary of Reconciliation of Expected Income Tax Expense Computed at Statutory Federal Income Tax Rate (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Income Taxes [Abstract]
Statutory federal income tax rate	34.00%
Effective Income Tax Rate Reconciliation [Abstract]
Expected tax expense	$ 1,627,117	$ 1,766,192
State income tax, net of federal tax benefit	153,178	184,559
Tax exempt income	(72,344)	(227,117)
Nondeductible and other items	16,577	27,480
Total income tax expense	$ 1,724,528	$ 1,751,114